Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™- September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: 6.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.10%
Innovator Equity Dual Directional 10 Buffer ETF™- September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: 574.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.00%
Innovator Equity Dual Directional 10 Buffer ETF™- September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: 645.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.80%
Innovator Equity Dual Directional 10 Buffer ETF™- September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: 726.71 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.40%)
Innovator Equity Dual Directional 10 Buffer ETF™- September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: 580.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(26.70%)